Note 17 - Discontinued Operations - Results of Discontinued Operations (Details) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Drybulk Fleet [Member]
General and administrative expenses, related party		$ 731,456	$ 693,524
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Commissions - related party		324,178	253,503
Vessel operating expenses - related party		$ 115,026	$ 102,131